Label	Element	Value
Innovator Growth Accelerated Plus ETF® - July | Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $4.81 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	95.50%
Innovator Growth Accelerated Plus ETF® - July | Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $479.11 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.80%
Innovator Growth Accelerated Plus ETF® - July | Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $510.20 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.40%)